May 14, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:      Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811- 22887)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 32, and under the Investment Company Act of 1940, as amended, Amendment No. 34 , to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding four new series to the Trust: Calamos [Bitcoin Structured Alt Protection ETF] – Month TBD1, Calamos [Bitcoin Structured Alt Protection ETF] – Month TBD1, Calamos [Bitcoin Structured Alt Protection ETF] – Month TBD2, Calamos [Bitcoin Structured Alt Protection ETF] – Month TBD3, and Calamos [Bitcoin Structured Alt Protection ETF] – Month TBD4 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This Amendment is being filed pursuant to Rule 485(a)(2) of the 1933 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-8394 or via email at cjackson@calamos.com.

Sincerely

CALAMOS ADVISORS LLC

/s/ J. Christopher Jackson

By: J Christopher Jackson

Senior Vice President & Of Counsel

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq. Paulita Pike, Esq., Ropes & Gray LLP Rita Rubin, Esq., Ropes & Gray LLP Susan Schoenberger, Esq.